Note 9 - Debt	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
9.	Debt:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Bank / Vessel(s)	December 31,	December 31,
	2017	2018
Total long term debt:
ABN (M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant)	53,538	52,288
NORD/LB (M/T Stenaweco Excellence)	20,116	18,071
Alpha Bank (M/T Stenaweco Elegance)	22,150	20,550
AT Bank (M/T Eco Palm Desert)	-	23,175
Total long term debt	95,804	114,084
Less: Deferred finance fees	(2,038)	(2,516)
Total long term debt net of deferred finance fees	93,766	111,568

Presented
Current portion of long term debt	9,508	10,210
Long term debt	84,258	101,358

Long term debt from related parties:
Family Trading facility	-	24,744
Less debt discounts		(9,073)
Long term debt from related parties net of debt discounts	-	15,671

Short Term Debt:
Unsecured Notes	8,878	-
AT Bank first predelivery facility (M/T Eco Palm Desert)	1,499	-
AT Bank second predelivery facility (M/T Eco California)	-	10,140
Alpha Bank predelivery facility	-	3,380
Less: Deferred finance fees	(194)	(104)
Current portion of loans net of deferred finance fees	10,183	13,416

Total Debt net of deferred finance fees and debt discounts	103,949	140,655

(A). LONG-TERM DEBT

ABN Amro Facility

On
July 9, 2015,
the Company entered into a credit facility with ABN Amro Bank N.V. of Holland (“ABN Amro”) for
$42,000
(“the ABN Amro facility”) for the financing of the vessels M/T Eco Fleet and M/T Eco Revolution (
$21,000
per financed vessel). This facility was amended on
September 28, 2015
and was increased to
$44,400
(
$22,200
per vessel), with all other terms remaining the same except for the margin which was increased by
0.15%.
The credit facility is repayable in
4
consecutive quarterly installments of
$500,
4
consecutive quarterly installments of
$512.5,
4
consecutive quarterly installments of
$525
and
12
consecutive quarterly installments of
$387.5
for each of the financed vessels, commencing on
October 13, 2015
for M/T Eco Fleet and on
April 15, 2016
for M/T Eco Revolution plus a balloon installment of
$11,400
for each of the financed vessels, payable together with the last installment in
July 2021
and in
January 2022,
respectively. On
August 1, 2016,
the Company amended the ABN Facility to increase the borrowing limit to
$64,400
and added another tranche to the loan, "Tranche C", which is secured by vessel M/T Nord Valiant. Tranche C is repayable in
12
consecutive quarterly installments of
$550
each and
12
consecutive quarterly installments of
$363
each, commencing on
November 2016,
plus a balloon installment of
$9,050
payable together with the last installment in
August 2022.
Apart from the inclusion of M/T Nord Valiant as a collateralized vessel and the reduction of the margin to
3.75%
(applicable only to Tranche C),
no
other material changes were made to the ABN Facility.

The Company drew down
$21,000
under the ABN Amro facility on
July 13, 2015
to finance the last shipyard installment of M/T Eco Fleet and another
$1,200
on
September 30, 2015.
Furthermore, the Company drew down
$22,200
under the ABN facility on
January 15, 2016
to finance the last shipyard installment of M/T Eco Revolution. Finally, on
August 5, 2016
the Company drew down
$20,000
under the Tranche C of the ABN facility to partly finance the last shipyard installments of M/T Nord Valiant.

The facility contains various covenants, including (i) an asset cover ratio of
130%,
(ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%
and (iii) minimum free liquidity of
$750
per collateralized vessel. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees. It also restricts the shipowning company from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

•	First priority mortgage over M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant;
•	Assignment of insurance and earnings of the mortgaged vessels;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiaries;
•	Pledge over the earnings account of the vessels.

On
April 21, 2017,
the Company was informed by ABN Amro that the Company was in breach of a loan covenant that required that any member of the family of Mr. Evangelos J. Pistiolis maintain an ownership interest (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of
30%
of the Company's outstanding common shares. ABN Amro requested that either the family of Mr. Evangelos J. Pistiolis maintain an ownership interest of at least
30%
of the outstanding common shares or maintain a voting rights interest of above
50%
in the Company. In order to regain compliance with the loan covenant, the Company issued the Series D preferred shares (see Note
11
). On
July 28, 2017
ABN Amro by way of a supplemental agreement removed the loan covenant that required that any member of the family of Mr. Evangelos J. Pistiolis maintains an ownership interest of
30%
of the Company’s issued and outstanding common shares and replaced it with a covenant that states that no
other party other than a member of the family of Mr. Evangelos J. Pistiolis (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) acquires a voting interest of more than
50%
of the Company’s share capital, without ABN Amro’s prior written approval.

On
November 16, 2018
the Company amended the ABN Facility to increase the borrowing limit by
$5,000.
This additional amount was subsequently drawn-down and applied towards capital expenditures under the Company’s newbuilding program and is allocated to the mortgaged vessels as follows:
$750
to M/T Eco Fleet,
$750
to M/T Eco Revolution and
$3,500
to M/T Nord Valiant. Apart from the introduction of a new repayment schedule reflecting the increased facility principal, all other material terms remained the same. As per the new repayment schedule the quarterly installments are increased by
$25,
$25
and
$100
for M/T Eco Fleet, M/T Eco Revolution and M/T Nord Valiant respectively and their respective balloon installments are increased by
$475,
$425
and
$2,000,
respectively.

The ABN Amro facility bears interest at LIBOR plus a margin of
3.90%,
except for the Tranche C part of the facility that bears interest at LIBOR plus a margin of
3.75%.Tranche
C was repaid on
January 17, 2019
from proceeds from the sale and lease-back of M/T Nord Valiant (see Note
21
) The applicable
three
-month LIBOR as of
December 31, 2018
was
2.4%.

NORD/LB Facility

On
May 11, 2016,
the Company entered into a credit facility with Norddeutsche Landesbank Girozentrale (“NORD/LB Bank”) of Germany for
$23,185
(“the NORD/LB facility”) for the financing of the vessel M/T Stenaweco Excellence. The credit facility is repayable in
12
consecutive quarterly installments of
$511
and
16
consecutive quarterly installments of
$473,
commencing in
August 2016,
plus a balloon installment of
$9,480
payable together with the last installment in
May 2023.

The Company drew down
$23,185
under the NORD/LB facility on
May 13, 2016
to finance the last shipyard installment of the M/T Stenaweco Excellence.

The facility contains various covenants, including (i) an asset cover ratio of
125%
for the
first
three
years and
143%
thereafter, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%
and (iii) minimum free liquidity of
$750
per collateralized vessel and
$500
per bareboated chartered-in vessel. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees. It also restricts the shipowning company from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

•	First priority mortgage over M/T Stenaweco Excellence;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

On
May 16, 2017
NORD/LB by way of a supplemental agreement provided a waiver until
December 31, 2017
for the breach of the loan covenant that requires that any member of the family of Mr. Evangelos J. Pistiolis maintains an ownership interest (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) of
20%
of the Company’s issued and outstanding common shares. In addition NORD/LB agreed to reduce the abovementioned minimum percentage to
10%.
On
January 8, 2018
NORD/LB agreed to replace said covenant with a covenant that states that no
other party other than a member of the family of Mr. Evangelos J. Pistiolis (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) acquires a voting interest of more than
50%
of the Company’s share capital, without NORD/LB’s prior written approval.

The NORD/LB facility bears interest at LIBOR plus a margin of
3.43%.
The applicable
three
-month LIBOR as of
December 31, 2018
was about
2.6%.

Alpha Bank Facility

On
July 20, 2016,
Eco Seven that was later acquired by the Company entered into a credit facility with Alpha Bank SA. of Greece (“Alpha Bank”) for
$23,350
(“the Alpha facility”) for the financing of the vessel M/T Stenaweco Elegance. The credit facility is repayable in
12
consecutive quarterly installments of
$400
and
20
consecutive quarterly installments of
$303,
commencing in
May 2017,
plus a balloon installment of
$12,500
payable together with the last installment in
February 2025.

The Company drew down
$23,350
under the Alpha facility on
February 24, 2017
to finance the last shipyard installment of the M/T Stenaweco Elegance.

On
August 1, 2017,
Alpha Bank by way of a supplemental agreement removed the loan covenant that required that any member of the family of Mr. Evangelos J. Pistiolis maintains an ownership interest of
40%
of the Company’s issued and outstanding common shares and replaced it with a covenant that states that no
other party other than a member of the family of Mr. Evangelos J. Pistiolis (either directly and/or indirectly through companies beneficially owned by any member of the Pistiolis family and/or trusts or foundations of which any member of the Pistiolis family are beneficiaries) acquires a voting interest of more than
50%
of the Company’s share capital, without Alpha Bank’s prior written approval.

The facility contains various covenants, including (i) an asset cover ratio of
125%,
(ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%,
(iii) minimum free liquidity of
$750
per collateralized vessel, (iv) EBITDA is required to be greater than
120%
of fixed charges and (v) market value adjusted net worth is required to be greater than or equal to
$20,000.
It also restricts the shipowning company from incurring further indebtedness or guarantees and from paying dividends if such a payment would result in an event of default or in a breach of covenants under the loan agreement.

The facility is secured as follows:

•	First priority mortgage over M/T Stenaweco Elegance;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

The Alpha facility bears interest at LIBOR plus a margin of
3.50%.
The applicable
three
-month LIBOR as of
December 31, 2018
was about
2.7%.

AT Bank Senior Facility

On
September 5, 2017,
the Company entered into a credit facility with Amsterdam Trade Bank N.V. of Holland (“AT Bank”) for
$23,500
to fund the delivery of M/T Eco Palm Desert (the “AT Bank Senior Facility”), delivered in
September 7, 2018.
An amount of
$8,993
from the AT Bank Senior Facility was applied towards repayment of the AT Bank Predelivery Facility on
September 4, 2018.
This facility is repayable in
20
consecutive quarterly installments of
$325,
commencing
three
months from draw down, and a balloon payment of
$17,000
payable together with the last installment.

The facility contains various covenants, including (i) an asset cover ratio of
115%
for the
first
year,
120%
for the
second
year,
125%
for the
third
year and
140%
thereafter, (ii) a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%
and (iii) minimum free liquidity of
$750
per collateralized vessel and
$500
per bareboated chartered-in vessel. Additionally, the facility contains restrictions on the shipowning company incurring further indebtedness or guarantees and paying dividends.

The facility is secured as follows:

•	First priority mortgage over M/T Eco Palm Desert;
•	Assignment of insurance and earnings of the mortgaged vessel;
•	Specific assignment of any time charters with duration of more than 12 months;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the shipowning subsidiary;
•	Pledge over the earnings account of the vessel.

The AT Bank Senior Facility bears interest at LIBOR plus a margin of
4%
and a commitment fee of
2%
per annum was payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. The Company on
June 1, 2018
signed a supplemental agreement with AT Bank that resulted in the decrease of the commitment fee from
2%
to
1.3%,
effective from
March 6, 2018.
The applicable
three
-month LIBOR as of
December 31, 2018
was about
2.7%.

(B). SHORT-TERM DEBT

Unsecured Notes

On
November 13
and on
December 14, 2017
the Company entered into
two
unsecured notes with Crede Capital Group LLC, an unaffiliated third
party (the “Crede Notes”) as follows:

Agreement date	Amount drawn	Interest	Amount settled	Amounts forgiven
November 13, 2017	17,500	11	(17,500)	-
December 14, 2017	24,269	75	(24,089)	(180)
	41,769	86	(41,589)	(180)

The
first
Crede Note amounted to
$12,500
and carried a single revolving option for additional
$5,000
that the Company exercised on
November 20, 2017,
bringing the total drawn amount to
$17,500.
The
second
Crede Note amounted to
$12,500
and carried revolving options for
two
additional
$5,000
notes. On
January 5, 2018,
the Company amended the Note Purchase Agreement, pursuant to which the Company issued to Crede a second
unsecured promissory note in the amount of
$5,369
with a revolving option for an additional
$4,631
note. The Company further amended the Note Purchase Agreement on
February 8, 2018,
pursuant to which the borrowing availability was increased under the agreement and a third
unsecured promissory note was issued to Crede in the amount of
$6,400.

The proceeds from the sales of the Crede Notes were used for vessel acquisitions and general corporate purposes. The Crede Notes matured
24
months from the date of their issuance and bore interest at a rate of
2.0%
per annum for the period of
ninety
days starting on the issuance date, (ii)
10.0%
per annum for the period of
ninety
days starting on the date that is
ninety
days immediately following the issuance date and (iii)
15.0%
per annum starting on the date that is
one hundred eighty
days immediately following the issuance date. The Crede Notes carried customary covenants and restrictions, including the covenant that all net proceeds that the Company receives from the sale of any equity securities of the Company shall be utilized exclusively to repay any outstanding amounts under the Crede Notes until the Crede Notes were repaid in full. The Crede Notes also restricted the Company from redeeming, repurchasing or declaring any cash dividend or distribution on any of its capital stock (other than any obligations to do so outstanding as of the issuance dates of the Notes), as long as there were outstanding amounts under the Notes.

As of
December 31, 2017
the Crede Notes had an outstanding balance of
$8,878
and as of
December 31, 2018,
all of the Crede Notes have been repaid in full, by using proceeds from the First and Second Crede Purchase Agreement (see Note
11
).

Unsecured Notes

From
February 6
to
September 15, 2017
the Company entered into a series of unsecured short term notes (the “Notes”) with Kalani Investments Ltd (Kalani ) and Xanthe Holdings Ltd (Xanthi) as follows:

Agreement date	Amount drawn	Fees	Interest	Amount settled	Amounts forgiven	Maturity	Counterparty
February 6, 2017	3,500	210	22	(3,500)	-	May 15, 2017	Kalani
March 22, 2017	5,000	200	7	(5,000)	-	October 7, 2017	Kalani
March 28, 2017	10,000	-	24	(10,000)	-	August 25, 2017	Kalani
April 5, 2017	7,700	-	42	(7,700)	-	September 4, 2017	Kalani
May 15, 2017	5,000	-	28	(3,882)	(1,118)	August 23, 2017	Xanthe
June 26, 2017	3,000	-	2	(3,000)	-	October 24, 2017	Kalani
July 12, 2017	3,060	60	16	(3,060)	-	November 7, 2017	Xanthe
September 15, 2017	2,020	20	6	(2,020)	-	December 14, 2017	Xanthe
	39,280	490	147	(38,162)	(1,118)

As of
December 31, 2017
all the Notes had been settled except an amount of
$1,118
which was written-off, following discussions with the noteholder Xanthe and is included in “Other, net” in the accompanying consolidated statements of comprehensive loss. All the above, fees, interest and principal were settled with proceeds from the Common stock purchase agreement (Note
11
).

The proceeds from the sales of the Notes were used for vessel acquisitions and general corporate purposes. The Notes bore interest at a rate of
6%
and carried customary covenants and restrictions, including the covenant that all net proceeds that the Company received from the sale of any equity securities of the Company would be utilized exclusively to repay any outstanding amounts under the Notes until the Notes were repaid in full. The Notes also restricted the Company from redeeming, repurchasing or declaring any cash dividend or distribution on any of its capital stock (other than any obligations to do so outstanding as of the issuance dates of the Notes), as long as there were outstanding amounts under the Notes.

Series C preferred convertible shares

On
February 17, 2017,
the Company completed a private placement of
7,500
Series C convertible preferred shares (the “Series C shares”) for an aggregate principal amount of
$7,500
with Xanthe Holdings Ltd (“Xanthe”) a non-U.S. institutional investor, non-affiliated with the Company but affiliated with Kalani Investments Limited (“Kalani”) (see Note
11
). The Company has accounted for the sale of the Series C shares as a debt issuance since its characteristics are more akin to debt rather than equity. Dividends of the Series C shares were accounted as interest. Pursuant to the issuance of the Series C Shares, the Company recognized the beneficial conversion feature (“BCF”) by allocating the intrinsic value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of the Company's common stock per share on the commitment date, to additional paid-in capital. Since the intrinsic value of the BCF at the commitment date was greater than the proceeds allocated to the convertible instrument, the amount of the discount assigned to the BCF was limited to the amount of the proceeds allocated to the convertible instrument. The Company initially recognized
$7,500
of debt discount, which it fully amortized in the year ended
December 31, 2017,
which is included in “Interest and finance costs” in the accompanying Statement of comprehensive loss. Series C shares were fully converted into common stock by
October 31, 2017
and dividends amounting to
$600
were included in Interest and finance costs in the accompanying Statement of comprehensive loss for the year ended
December 31, 2017.

AT Bank Predelivery Facility

On
September 5, 2017,
the Company entered into a credit facility with AT Bank for
$8,993
for the pre-delivery financing of M/T Eco Palm Desert (the “AT Bank Predelivery Facility”). This facility was drawn down in five
tranches and financed in full the last
five
pre-delivery instalments of M/T Eco Palm Desert due for payment between
August 2017
and
May 2018.
The facility was repaid from the proceeds of the AT Bank Senior Facility on
September 4, 2018.

The facility contained various covenants, including a ratio of total net debt to the aggregate market value of the Company’s fleet, current or future, of no
more than
75%
and minimum free liquidity of
$750
per collateralized vessel and
$500
per bareboated chartered-in vessel. Additionally, the facility contained restrictions on the subsidiary that owned the newbuilding contract from incurring further indebtedness or guarantees and from paying any dividends.

The facility was secured as follows:

•	Assignment to the bank of the newbuilding contract and of the respective refund guarantee of M/T Eco Palm Desert;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the subsidiary owning the newbuilding contract;

The AT Bank Predelivery Facility bore interest at LIBOR plus a margin of
8.5%
and a commitment fee of
4.25%
per annum was payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. The Company on
June 1, 2018
signed a supplemental agreement with AT Bank that resulted in the decrease of the loan margin to
6.3%
from
8.5%
and in the decrease of the commitment fee from
4.25%
to
0%,
effective from
March 6, 2018.
The applicable
three
-month LIBOR as of the facilities last interest period that ended in
September 4, 2018
was about
2.3%.

AT Bank Second Predelivery Facility

On
June 1, 2018,
the Company entered into a credit facility with AT Bank for
$10,140
for the pre-delivery financing of M/T Eco California (the "AT Bank Second Predelivery Facility"). This facility was drawn down in five
tranches and financed in full the last
five
pre-delivery instalments of M/T Eco California due for payment between
June
and
December 2018.
The facility was repaid on
January 28, 2019,
upon delivery of the vessel ,from the proceeds of the AT Bank Bridge Facility (see Note
21
).

The facility contains various covenants, including a ratio of total net debt to the aggregate market value of the Company's fleet, current or future, of no
more than
75%
and minimum free liquidity of
$750
per collateralized vessel and
$500
per bareboated chartered-in vessel. Additionally, the facility contains restrictions on the subsidiary that owns the newbuilding contract from incurring further indebtedness or guarantees and from paying any dividends.

The facility is secured as follows:

•	Assignment to the bank of the newbuilding contract and of the respective refund guarantee of M/T Eco California;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the subsidiary owning the newbuilding contract;

The AT Bank Second Predelivery Facility bears interest at LIBOR plus a margin of
6.3%,
reduced to
6%
from
September 2018
onwards. The facility bears
no
commitment fee. The Company has drawn down the full amount of the facility to finance in full the last five
pre-delivery instalments of M/T Eco California due for payment between
June
and
December 2018.
The applicable
three
-month LIBOR as of
December 31, 2018
was about
2.4%.

Alpha Bank Predelivery Facility

On
July 11, 2018,
the Company entered into a credit facility with Alpha Bank for
$10,140
for the pre-delivery financing of M/T Eco Marina Del Ray. This facility can be drawn down in five
tranches to finance in full the last
five
pre-delivery instalments of M/T Eco Marina Del Ray due between
July 2018
and
February 2019.
The facility is repayable on delivery of the vessel in
March 2019.

The facility contains restrictions on the subsidiary that owns the newbuilding contract from incurring further indebtedness or guarantees and from paying any dividends if the latter would result in an event of default.

The facility is secured as follows:

•	Assignment to the bank of the newbuilding contract and of the respective refund guarantee of M/T Eco Marina Del Ray;
•	Corporate guarantee of Top Ships Inc.;
•	Pledge of the shares of the subsidiary owning the newbuilding contract;

The facility bears interest at LIBOR plus a margin of
4.25%
and a commitment fee of
1%
per annum is payable quarterly in arrears over the committed and undrawn portion of the facility, starting from the date of signing the commitment letter. The Company drew down
$1,690
and another
$1,690
under the facility in
July
and
October 2018
respectively, to finance
two
shipyard installments of M/T Eco Marina Del Ray. The applicable three
-month LIBOR as of
December 31, 2018
was about
2.4%.

(C). SHORT AND LONG TERM DEBT FROM RELATED PARTIES

Amended Family Trading Credit Facility

On
December 23, 2015,
the Company entered into an unsecured revolving credit facility with Family Trading ("the Family Trading facility"), a related party owned by the Lax Trust, for up to
$15,000
to be used to fund the Company's newbuilding program and working capital relating to the Company's operating vessels. This facility was repayable in cash no
later than
December 31, 2016,
but the Company had the option to extend the facility's repayment up to
December 31, 2017.
On
December 28, 2016
the maturity of the Family Trading facility was extended to
January 31, 2017
and on
January 27, 2017
the maturity of the Family Trading loan was extended to
February 28, 2017
with all terms remaining the same.

On
February 21, 2017,
the Company amended and restated the Family Trading Credit Facility (the "Amended Family Trading Credit Facility") in order to, among other things, remove any limitation in the use of funds drawn down under the facility, reduce the mandatory cash payment due under the facility when the Company raises capital through the issuance of certain securities, remove the revolving feature of the facility, extend the facility for up to three
years and give Family Trading the option to get repaid for any amounts outstanding under the facility in cash or in common shares of the company. Additionally, the interest rate of the facility increased to
10%
(from
9%
) and the commitment fee decreased to
2.5%
(from
5%
). Subject to certain adjustments pursuant to the terms of the Amended Family Trading Credit Facility, the number of common shares to be issued as repayment of the amounts outstanding under the facility will be calculated by dividing the amount redeemed by
80%
of the lowest daily Volume-Weighted Average Price (“VWAP”) of the Company’s common shares on the Nasdaq Capital Market during the twenty
consecutive trading days ending on the trading day prior to the payment date (the "Applicable Price"), provided, however, that at no
time shall the Applicable Price be lower than
$0.60
per common share (the "Floor Price").

Further, in the case where the Company raises capital (whether publicly or privately) and the Applicable Price is higher than the lowest of (henceforth the "Issuance Price"):

a.	the price per share issued upon an equity offering of the Company;
b.	the exercise price of warrants or options for common shares;
c.	the conversion price of any convertible security into common shares; or
d.	the implied exchange price of the common shares pursuant to an asset to equity or liability to equity swap,

then the Applicable Price will be reduced to the Issuance Price. Finally, in case the Applicable Price is higher than the exercise price of the Company’s
2014
Warrants, the Applicable Price will be reduced to the exercise price of such outstanding warrants.

The Company during the year ended
December 31, 2017
issued
4
common shares as payment for
$1,198
of accrued fees and interest under the Amended Family Trading Credit Facility that resulted in additional non-cash debt conversion expenses amounting to
$842,
included in Interest and finance costs in the accompanying Statement of comprehensive loss.

On
September 27, 2018,
the Company amended the Amended Family Trading Credit Facility (the "Amended and Restated Family Trading Credit Facility") in order to, among other things, set the repayment date of the facility to
December 31, 2019,
increase the maximum borrowing capacity of the facility to
$20,000,
increase the interest rate to
12%,
reduce the commitment fee to
2%
and increase the arrangement fee to
5%.
On
October 30, 2018,
the Company entered into an addendum to the Amended and Restated Family Trading Credit Facility in order to, among other things, increase the maximum borrowing capacity of the facility to
$25,000.
On
December 31, 2018
the Company entered into another addendum to the facility in order to, among other things, set the repayment date of the facility to
December 31, 2025,
increase the maximum borrowing capacity of the facility to
$30,000,
increase the interest rate to
15%
and apply the current arrangement fee rate to the whole principal of the loan.

The Company during year ended
December 31, 2018
has drawn
$26,152
and repaid
$1,408
under the facility. As of
December 31, 2018
the facility has an undrawn balance of
$4,149.

At each drawdown under the facility, the Company recognized a beneficial conversion feature ("BCF") by allocating the intrinsic value of the conversion option, which is the number of shares of common stock available upon conversion multiplied by the difference between the effective conversion price per share and the fair value of the Company's common stock per share on the commitment date, to additional paid-in capital. Hence in total the Company recognized
$15,028
of debt discount,
$2,504
of which was amortized in the year ended
December 31, 2018
and is included in “Interest and finance costs” in the accompanying Statement of comprehensive loss. Each successive amendment of the facility resulted in an increase in the borrowing capacity of the facility and therefore affected the fair value of the debt conversion feature, substantially. This resulted in the Company recognizing a debt extinguishment on each amendment date in line with ASC
470
-
50
-
40
-
10.
Under the current accounting standard ASC
470
-
50
-
40
-
2,
the extinguishment of related party debt is considered a capital transaction and accordingly, no
gain or loss on extinguishment is recognized in the statement of comprehensive loss but it is recognized as a deemed dividend in equity.

Related party interest expense for the year ended
December 31, 2016,
2017
and
2018
incurred in connection with this credit facility, amounted to
$302,
$111
and
$857
respectively and is included in “Interest and finance costs” in the accompanying consolidated statements of comprehensive loss. Related party commitment fees for the year ended
December 31, 2016,
2017
and
2018
incurred in connection with this credit facility, amounted to
$207,
$366
and
$179
respectively and are included in “Interest and finance costs” in the accompanying consolidated statements of comprehensive loss. Deferred financing costs of
$341
are included in the line item “Deferred Charges” in the accompanying consolidated balance sheets for
December 31, 2017.

(D) FINANCINGS COMMITTED UNDER SALE AND LEASEBACK AGREEMENTS

Cargill Sale and Leaseback

On
June 29, 2018
the Company entered into a sale and leaseback agreement (“SLB”) and a
5
year time charter with Cargill, a non-affiliated party, for its newbuilding vessel M/T Eco Marina Del Ray (Hull
No
8242
) delivered in
March 2019.
Consummation of the deal took place on the vessel’s delivery date. Following the sale, the Company has bareboat chartered back the vessel at a bareboat hire of
$8,600
per day and simultaneously the vessel commenced its
five
year time charter with Cargill. As part of this transaction, the Company has continuous options to buy back the vessel during the whole five
year sale and leaseback period at purchase prices stipulated in the bareboat agreement depending on when the option is exercised and at the end of the five
year period it has to buy it back for
$22,680.
The gross proceeds from the sale amount are
$32,387.

The abovementioned sale and leaseback transaction contains, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements.

The SLB with Cargill will be accounted as a financing transaction, as control will remain with the Company and its newbuilding vessel M/T Eco Marina Del Ray will continue to be recorded as an asset on our balance sheet. In addition the Company has an obligation to repurchase the vessel.

Bank of Communications Financial Leasing Company (“BoComm Leasing”) Sale and Leaseback

On
December 21, 2018
the Company entered into a SLB with BoComm Leasing, a non-affiliated party, for M/T Nord Valiant and M/T Eco California (Hull
No
8218
). Consummation of the SLB for the deal took place on
January 17, 2019
for M/T Nord Valiant and on
January 31, 2019
M/T Eco California. Following the sale, the Company has bareboat chartered back M/T Nord Valiant for five
years and M/T Eco California for
seven
years at a bareboat hire of
$5,875
per day and
$6,550
per day respectively. As part of this transaction, the Company has continuous options, after the third
year, to buy back the vessels at purchase prices stipulated in the bareboat agreement depending on when the option is exercised. The gross proceeds from the SLBs are
$21,655
for M/T Nord Valiant and
$24,140
for M/T Eco California.

The abovementioned sale and leaseback transactions contain, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements.

The SLB with BoComm Leasing will be accounted as a financing transaction, as control will remain with the Company and M/T Nord Valiant and M/T Eco California will continue to be recorded as an asset on our balance sheet. In addition the Company has continuous options to repurchase the vessels below fair value.

China Merchants Bank Financial Leasing Co. Ltd. ("CMBFL") Sale and Leaseback

On
December 3, 2018
the Company entered into an SLB with CMBFL, a non-affiliated party, for M/T Eco Bel Air (Hull
No
874
) and M/T Eco Beverly Hills (Hull
No
875
). Consummation of the SLB for the deal is expected to take place on the vessel’s delivery date currently planned for
April
and
May 2019
respectively. Following the sale, the Company will bareboat charter back the vessels for a period of seven
years at a bareboat hire of
$16,361
per day per vessel. As part of this transaction, the Company has continuous options, after the third
year, to buy back the vessels at purchase prices stipulated in the bareboat agreement depending on when the option is exercised. The gross proceeds from the sale will be
$91,413
for both vessels.

The abovementioned sale and leaseback transactions contain, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements.

The SLB with CMBLF will be accounted as a financing transaction, as control will remain with the Company and M/T Eco Bel Air and M/T Eco Beverly Hills will continue to be recorded as an asset on our balance sheet. In addition the Company has continuous options to repurchase the vessels below fair value.

Scheduled Principal Repayments:
The Company’s annual principal payments required to be made after
December 31, 2018
on its loan obligations, are as follows (without accounting for the commitments under sale and leaseback agreements and assuming that the Company will not
draw any additional funds under the Family Trading or any of its pre-delivery facilities):

Years
December 31, 2019	24,239
December 31, 2020	9,650
December 31, 2021	21,015
December 31, 2022	29,077
December 31, 2023	29,611
December 31, 2024 and thereafter	38,756
Total	152,348

As of
December 31, 2018,
the Company was in compliance with all debt covenants with respect to its loans and credit facilities.

Financing Costs:
The net additions in deferred financing costs amounted to
$2,667
and
$3,609
during the years ended
December 31, 2017
and
2018
respectively. For
2017,
the respective amount relates to
$646
of arrangement fees, commitment fees and legal fees relating to the AT Bank facilities,
$625
of fees relating to the extension of the Family Trading Facility,
$490
of arrangement fees relating to the Notes,
$470
of arrangement fees, commitment fees and legal fees relating to the Alpha Facility,
$297
of arrangement fees, commitment fees and legal fees relating to the Series C shares and
$139
of financing fees paid to CSM as per the provisions of the Letter Agreement between the latter and the Company. For
2018,
the respective amount relates to
$2,172
of fees relating to the
three
amendments and extensions of the Family Trading Facility,
$589
of arrangement fees, commitment fees and legal fees relating to the AT Bank Facility and the AT Bank First and Second Predelivery Facility,
$447
of arrangement fees, commitment fees and legal fees relating to the Company’s SLBs (see note
21
),
$152
of arrangement fees, commitment fees and legal fees relating to the Alpha Bank Predelivery Facility,
$139
of financing fees paid to CSM as per the provisions of the Letter Agreement between the latter and the Company,
$82
of arrangement fees and legal fees relating to the ABN Facility amendment in
November 2018
and
$28
of legal fees relating to the AT Bank Bridge Facility.